Short-term loans (Detail) ₨ in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PKR (₨)
Disclosure of short-term loans [line items]
Short-term loans	¥ 67,119,368	¥ 61,038,772
Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 667,979	¥ 435,856
Annual interest rate	0.00%-4.20%	3.41%-6.90%
Secured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 0	¥ 75,000
Annual interest rate	0	3.60%-3.85%
Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 13,935,660	¥ 11,740,658
Annual interest rate	3.15%-4.35%	3.30%-4.90%
Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 50,948,412	¥ 47,227,150
Annual interest rate	3.60%-4.79%	3.92%-4.65%
Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 1,394,304	¥ 1,238,131	$ 200,000		$ 180,401
Annual interest rate	3.32%	3.79%
Unsecured [member] | PKR [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 173,013	¥ 321,977		₨ 3,857,000		₨ 6,500,000
Annual interest rate	14.58%	11.51%